Cover	Feb. 21, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 21, 2023
Entity File Number	001-39572
Entity Registrant Name	EVgo Inc.
Entity Central Index Key	0001821159
Entity Tax Identification Number	85-2326098
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11835 West Olympic Boulevard
Entity Address, Address Line Two	Suite 900E
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90064
City Area Code	877
Local Phone Number	494-3833
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock, $0.0001 par value
Trading Symbol	EVGO
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	EVGOW
Security Exchange Name	NASDAQ